Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 65,000	$ 21,000	$ 219,000
Stock-based compensation tax benefit recognized	$ 271,000	$ 242,000
Share-based compensation, number of shares reserved for issuance, contractual terms	5 years 9 months	5 years 10 months 24 days
Share-based compensation, number of options exercised	0	907,000	1,000
Share-based compensation, cash received from exercise of stock options	$ 0	$ 3,593,000	$ 2,000
Total intrinsic value of options exercised	0	1,855,000	1,000
Unrecognized compensation cost related to nonvested options	$ 18,000
Unrecognized compensation cost related to nonvested options, expected recognition period	9 months
Capitalized stock-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 0	0
Stock-based compensation tax benefit recognized	0	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSUs granted	0	0	0
Unrecognized compensation cost related to nonvested RSUs	0	0
Cash received from employee stock award vesting and the forfeiture of RSUs	$ 0	$ 0	$ 0
2004 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	1,400,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2002 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	3,000,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2006 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	400,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2008 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2008 Employee Share Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	40,000
2009 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	300,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2009 Employee Share Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	40,000
Share-based compensation, number of shares issued	0
2010 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2010 Employee Share Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	40,000
Share-based compensation, number of shares issued	0